Insurance Contracts -Summary of Sensitivity Analysis Presented in Relation to Insurance Operations Demonstrate Impact on Cash Flows Market Value (Detail) - Currency, commodities, and ratios [Member]	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
NTN-C [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 4,936	R$ 5,141
DV01	(2.87)	(3.03)
NTN-B [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,343	R$ 2,969
DV01	(6.78)	(3.53)
LTN [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 279
DV01	(0.09)
Indexed to IPCA [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 336	R$ 307
DV01	(0.10)	(0.14)
Indexed to PRE [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 31	R$ 240
DV01	0.00	0.00
Shares [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 0	R$ 0
DV01	0.00	0.00
Floating assets [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 5,132	R$ 5,852
Under agreements to resell [Member]
Disclosure of sensitivity analysis market risk [Line Items]
Account balance	R$ 6,856	R$ 6,266